Summary of significant accounting policies (Details Narrative)						1 Months Ended	7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 USD ($) Capacity	Dec. 31, 2018 shares	Jul. 27, 2022 Capacity	Jul. 26, 2022 USD ($)	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Oct. 14, 2022 USD ($) Vessel	Sep. 21, 2022 Capacity	Nov. 09, 2023 USD ($) Capacity	Oct. 16, 2023 USD ($)	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity Segment shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Other investments - Book Value																	$ 12,289,000	$ 47,000,000
Allowance for credit losses																	0	0	$ 2,990,000	$ 2,990,000
Scrap value per light weight ton																	$ 340,000	340,000
Vessel year built	2023	2023	2023	2016	2023		2022		2019	2022		2022	2023		2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax		Kamsarmax			Capesize		Capesize			Kamsarmax	Capesize
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010		82,003		81,692	182,393		182,079	5,300		84,852	182,064	5,300
Proceeds from Sale of Property, Plant, and Equipment																	$ 190,293,000	259,004,000	284,476,000
Property, Plant and Equipment, Additions					$ 35,605,000								$ 66,733,000
Payments to Acquire Property, Plant, and Equipment														$ 28,127,000
Working capital balances																	$ 318,926,000	249,875,000	782,334,000
Percentage of increase in vessel operating lease																	3.00%
Amortization of deferred dry dock and special survey costs																	$ 63,605,000	43,321,000	28,917,000
Amortization of Debt Issuance Costs and Discounts																	7,841,000	7,188,000	5,349,000
Impairment of Intangible Assets, Finite-Lived																	$ 0	0	0
Number of reportable segment | Segment																	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]																	Chairwoman and Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description																	The CODM evaluates performance, including monitoring budget versus actual results, using consolidated net income, which encompasses all expense categories as presented in the Consolidated Statements of Operations.
Description of distribution policy																	As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of available cash, as defined therein, with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Partners' Capital Account, Distributions																	$ 6,132,000	6,160,000	$ 6,163,000
Operating Leases Deemed Uncollectible [Member]
Property, Plant and Equipment [Line Items]
Write offs of accounts receivable																	$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares																	0	1,001	29,216
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life																	25 years
Containerships [Member]
Property, Plant and Equipment [Line Items]
Useful life																	30 years
Navios Ulysses [member]
Property, Plant and Equipment [Line Items]
Vessel year built											2007
Vessel type											Ultra-Handymax
Vessel capacity in DWT | Vessel											55,728
Proceeds from Sale of Property, Plant, and Equipment											$ 13,965,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions								$ 835,000,000
Related Party Transaction, Description of Transaction								The fleet consisted of: (i) 30 vessels (including eight vessels under sale and leaseback and ten vessels under finance leases), (ii) five operating leases and (iii) one vessel that has been classified as held for sale.
Payments to Acquire Property, Plant, and Equipment								$ 370,638,000
Working capital balances								(37,016,000)
Payments to Acquire Businesses, Net of Cash Acquired								9,862,000
Assets, Fair Value Disclosure								$ 217,161,000
Navios Acquisition [Member] | Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Restricted common units granted | shares						8,116
Shares conversion rate																	0.1275
First 15 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Date of delivery								July 29, 2022
Remaining 21 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Date of delivery								September 8, 2022
Favorable and Unfavorable Lease Terms [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input																			0.1132
Time chartering and bareboat chartering [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income																	$ 1,207,066,000	$ 1,149,240,000	$ 1,064,642,000
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]																	Time charter and voyage revenues	Time charter and voyage revenues	Time charter and voyage revenues
Voyage contracts [Member]
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax																	$ 91,844,000	$ 107,412,000	$ 69,075,000
Pooling arrangements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income																	35,156,000	50,161,000	74,344,000
Profit sharing [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income																	$ 0	$ 76,000	$ 2,467,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys																	30 months
Minimum [Member] | Voting Rights [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates																	20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys																	60 months
Maximum [Member] | Voting Rights [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates																	50.00%